Note 5 - Transactions With Related Parties (Tables)	6 Months Ended
Jun. 30, 2021
Notes Tables
Schedule of Related Party Transactions [Table Text Block]
	Six Months Ended June 30,
	2020	2021	Presented in:
Executive officers and other personnel expenses	180	180	General and administrative expenses - Statements of comprehensive (loss) / income
Amortization of awarded shares	(17)	(17)	Management fees - related parties - Statements of comprehensive (loss) / income
Total	163	163
	Six Months Ended June 30,
	2020	2021	Presented in:
Management fees	31	99	Capitalized in Vessels, net / Advances for vessels under construction –Balance sheet
	1,063	705	Management fees - related parties -Statements of comprehensive (loss) / income
Supervision services fees	22	27	Capitalized in Vessels, net / Advances for vessels under construction –Balance sheet
Superintendent fees	49	13	Vessel operating expenses -Statements of comprehensive (loss) / income
	73	178	Capitalized in Vessels, net / Advances for vessels under construction –Balance sheet
Accounting and reporting cost	150	180	Management fees - related parties -Statements of comprehensive (loss) / income
Commission for sale and purchase of vessels	3,377	793	Management fees - related parties -Statements of comprehensive (loss) / income
	1,123	-	Gain from vessel sales -Statements of comprehensive (loss) / income
	453	702	Capitalized in Investments in unconsolidated joint ventures (in 2020) and in Investments in affiliates (in 2021) –Balance sheet
Commission on charter hire agreements	413	316	Voyage expenses - Statements of comprehensive (loss) / income
Financing fees	-	150	Net in Current and Non-current portions of long-term debt – Balance sheet
Total	6,754	3,163